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                                   SUPPLEMENT
                             DATED JUNE 1, 2001 TO
                        PROSPECTUS DATED APRIL 30, 2001
                SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

DISTRIBUTOR

As of June 1, 2001, Salomon Smith Barney Inc. serves as each fund's distributor.